Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Accrued Liabilities (Details) - USD ($) $ in Thousands		1 Months Ended
	Sep. 01, 2022	Jul. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accrued compensation and benefits			$ 277	$ 2,789				$ 3,129
Accrued expenses			534	631				207
Accrued severance			0	189
Accrued litigation settlement				171				429
Accrued interest			70	36				13
Total accrued liabilities			$ 881	$ 3,816	$ 3,071	$ 2,879	$ 3,674	$ 3,778
Litigation Settlement		$ 500
Installment payment period in settlement agreement (in months)	24 months	24 months